Stock Options and Restricted Stock Units ("RSU's") - Additional Information (Details)				9 Months Ended
	May 11, 2021 $ / shares shares	Apr. 23, 2021 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) director $ / shares shares	Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	150,000			638,970
Exercise price | $ / shares	$ 3.21			$ 3.37
Vesting percentage	30.00%
Vesting period	2 years
Option grants	134,955
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		23,301	93,802
Stock issued During period, Value gross | $		$ 72,000	$ 296,000
Exercise price | $ / shares		$ 3.09
Vesting percentage		100.00%
Vesting period		1 year
Vesting upon six-month anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	30.00%
Vesting period	1 year
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors to whom option is granted | director			5
Number of options granted			50,000
Exercise price | $ / shares			$ 3.18
Directors | Vesting on the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Directors | Vesting upon six-month anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Vesting period			6 months
Directors | Vesting in equal installments over the following four fiscal quarters
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			12 months